Stock Based Compensation Plans:	12 Months Ended
Dec. 31, 2012
Stock Based Compensation Plans:

Note 9.      Stock Based Compensation Plans:

Equity Incentive Plans

In order to comply with the requirements of the TSX Venture Exchange ("TSXV"), the Company adopted and the shareholders approved on June 27, 2012, the 2012 Equity Incentive Plan (the "2012 Plan") to replace the Company's previous equity incentive plans: the 1997 Equity Incentive Plan (the "1997 Plan") and the 2008 Venezuelan Equity Incentive Plan (the "Venezuelan plan"). Upon shareholder approval, all awards previously granted pursuant to the 1997 Plan and the Venezuelan Plan became subject to the 2012 Plan and the previous plans were terminated.  The 2012 Plan permits the grants of stock options of up to 10% of the issued and outstanding common shares of the Company on a rolling basis. As of December 31, 2012 there were 517,983 options available for grant. The Company provides newly issued shares to satisfy stock option exercises. The grants are made for terms of up to ten years with vesting periods as required by the TSXV and as may be determined by a committee established pursuant to the 2012 Plan, or in certain cases, by the Company's board of directors.

Share option transactions for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,185,188	$ 1.42	3,178,102	2.39	4,573,318	2.67
Options exercised	(52,500)	1.56	(138,501)	0.93	(150,554)	0.29
Options expired	-	-	(1,521,413)	4.52	(1,142,745)	3.75
Options forfeited	-	-	(126,000)	1.82	(101,917)	2.83
Options granted	1,620,500	2.89	3,793,000	1.85	-	-
Options outstanding - end of period	6,753,188	$ 1.77	5,185,188	$ 1.42	3,178,102	$ 2.39

Options exercisable - end of period	4,568,988	$ 1.59	2,897,688	$ 1.07	3,178,102	$ 2.39

The following table relates to stock options at December 31, 2012:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.29 - $0.29	1,079,188	$0.29	$3,259,148	0.93	1,079,188	$0.29	$3,259,148	0.93
$0.73 - $0.73	468,500	$0.73	1,208,730	1.21	468,500	$0.73	1,208,730	1.21
$1.82 - $1.82	2,635,000	$1.82	3,926,150	3.01	1,966,250	$1.82	2,929,713	3.01
$1.92 - $1.92	950,000	$1.92	1,320,500	8.44	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	680,610	4.08	1,055,050	$2.89	443,121	4.08
$0.29 - $2.89	6,753,188	$1.77	$10,395,138	3.57	4,568,988	$1.59	$7,840,712	2.58

During the years ended December 31, 2012 and 2011, the Company granted approximately 1.6 million and 3.8 million options, respectively. The Company recorded non-cash compensation expense during 2012, 2011 and 2010 of $2.7 million, $2.7 million and $0.1 million, respectively, for stock options granted in 2012 and prior periods. As of December 31, 2012, compensation expense of $0.4 million related to unvested options remains to be recognized over the remaining vesting period.

The weighted average grant date fair value of options granted during the years ended December 31, 2012 and 2011 was calculated at $1.22 and $1.23, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2012	2011
Risk free interest rate	0.29%	1.52%
Expected Term	2.9 years	4.0 years
Expected volatility	65%	97%
Dividend yield	nil	nil

The risk free interest rate is based on the U.S. Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and expected post-vesting behavior. The expected volatility is based on historical volatility of the Company's stock over a period equal to the expected term of the option.

Restricted Stock

 During the years ended December 31, 2012, 2011 and 2010, the Company issued 0.7 million, 0.2 million and 0.9 million shares of restricted stock, respectively to employees and directors of the Company. The fair value of restricted stock issued as compensation is based on the grant date market value and expensed over the vesting period. The Company recorded non-cash compensation expense during 2012, 2011 and 2010 of $2.1 million, $1.4 million and $0.5 million, respectively, for stock issued in 2012 and prior periods.

Retention Units Plan

The Company also maintains the Gold Reserve Director and Employee Retention Plan.  Units granted under the plan become fully vested and payable upon achievement of certain milestones related to the Brisas Project or in the event of a change of control.  The Company's Board of Directors has considered, but not acted upon alternative vesting provisions for the units to more adequately reflect the current business objectives of the Company. Each unit granted to a participant entitles such person to receive a cash payment equal to the fair market value of one Gold Reserve Class A Common Share (1) on the date the unit was granted or (2) on the date any such participant becomes entitled to payment, whichever is greater.  As of December 31, 2012 an aggregate of 1,457,500 unvested units have been granted to directors and executive officers of the Company and 315,000 units have been granted to other employees.  The Company currently does not accrue a liability for these units as events required for vesting of the units have not yet occurred. The minimum value of these units, based on the grant date value of the Class A shares, was approximately $7.7 million.